NOTE 4 – SUBSCRIPTION RECEIVABLE	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Receivables [Abstract]
NOTE 4 – SUBSCRIPTION RECEIVABLE

NOTE 4 – SUBSCRIPTION RECEIVABLE

Subscription receivable is cash not yet collected from the stockholders for issuance of common stock. As of May 31, 2022, the company had no subscription receivable. As of August 31, 2021, the subscription receivable balance of $87,239 was the result of 3,000,000 Put shares to Peak One Opportunity Fund LP.

NOTE 4 – SUBSCRIPTION RECEIVABLE

Subscription receivable is cash not yet collected from the shareholders for issuance of common stock. As of August 31, 2021, the subscription receivable balance of $87,239 was the remaining cash to be collected from the issuance of 3,000,000 Put shares to Peak One Opportunity Fund LP. As of August 31, 2020, the subscription receivable balance of $61,500 was cash to be collected from Mingpeng Ou for issuing 3,000,000 shares of common stocks at a price of $0.0205 per share. All the subscription receivables have been collected as of the date of issuance of these consolidated financial statements.